Critical Accounting Judgements, Estimates And Assumptions - Additional Information (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents	$ 23,475,521	$ 12,236,974	$ 20,879,548	$ 6,759,615